Financial Instruments - Financial Assets and Liabilities (Details) - DKK (kr) kr in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Financial Assets	kr (9,151)	kr (9,900)
Marketable Securities
Disclosure of detailed information about financial instruments [line items]
Financial Assets	8,398	8,819
Other Investments
Disclosure of detailed information about financial instruments [line items]
Financial Assets	kr 753	kr 1,081